Financial instruments and risk management (Details 1) R$ in Millions	Dec. 31, 2025 BRL (R$)
Assets
Cash equivalents	R$ 3,386
Financial investments	1,365
Trade accounts receivable	72
Derivatives	85
Energy future agreements	781
(=) Total assets	5,689
Liabilities
Derivatives	64
Energy future agreements	764
Financing
Foreign currency - Bonds	15,266
Foreign currency - Others	6,501
Local currency	773
Debentures and CRA	1,565
Braskem Idesa financing
Bond	6,734
Others	2,029
(=) Total liabilities	33,695
Carrying amount [member]
Assets
Cash equivalents	3,386
Financial investments	1,365
Trade accounts receivable	72
Derivatives	85
Energy future agreements	781
(=) Total assets	5,689
Liabilities
Derivatives	64
Energy future agreements	764
Financing
Foreign currency - Bonds	39,036
Foreign currency - Others	8,986
Local currency	1,088
Debentures and CRA	3,123
Braskem Idesa financing
Bond	11,958
Others	2,681
(=) Total liabilities	67,700
Level 1 of fair value hierarchy [member]
Financing
Foreign currency - Bonds	15,266
Braskem Idesa financing
Bond	6,734
(=) Total liabilities	21,999
Level 2 of fair value hierarchy [member]
Assets
Cash equivalents	3,386
Financial investments	1,365
Trade accounts receivable	72
Derivatives	85
Energy future agreements	781
(=) Total assets	5,689
Liabilities
Derivatives	64
Energy future agreements	764
Financing
Foreign currency - Others	6,501
Local currency	773
Debentures and CRA	1,565
Braskem Idesa financing
Others	2,029
(=) Total liabilities	R$ 11,696